Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net profit before tax	kr 5,637	kr 6,945	kr 3,918
Reversal of financial items, net	(316)	(678)	(965)
Adjustment for non-cash transactions	881	801	526
Change in operating assets and liabilities	1,362	(1,840)	(705)
Cash flows from operating activities before financial items	7,564	5,228	2,774
Interest received	908	283	208
Interest elements of lease payments	(24)	(15)	(12)
Interest paid	(1)	(1)
Corporate taxes paid	(1,067)	(1,583)	(742)
Net cash provided by operating activities	7,380	3,912	2,228
Cash flows from investing activities:
Investment in intangible assets	(10)
Investment in tangible assets	(366)	(317)	(252)
Marketable securities bought	(10,876)	(9,659)	(15,514)
Marketable securities sold	10,001	7,254	14,469
Other investments bought	(31)	(39)	(102)
Other investments sold			438
Net cash (used in) investing activities	(1,282)	(2,761)	(961)
Cash flows from financing activities:
Warrants exercised	152	280	135
Principal elements of lease payments	(91)	(73)	(58)
Purchase of treasury shares	(564)	(908)	(447)
Payment of withholding taxes on behalf of employees on net settled RSUs	(103)	(88)	(50)
Net cash provided by (used in) financing activities	(606)	(789)	(420)
Changes in cash and cash equivalents	5,492	362	847
Cash and cash equivalents at the beginning of the period	9,893	8,957	7,260
Exchange rate adjustments	(518)	574	850
Cash and cash equivalents at the end of the period	14,867	9,893	8,957
Cash and cash equivalents include:
Bank deposits	13,514	9,299	8,661
Short-term marketable securities	kr 1,353	kr 594	kr 296